Additional Information - Financial Statement Schedule I (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Additional Information - Financial Statement Schedule I
Restricted portion of registered capital and general reserve fund unavailable for distribution in the form of dividends, loans or advances	$ 741,993,388	$ 675,745,182
Threshold percentage of restricted net assets of consolidated subsidiaries	25.00%
TRINA SOLAR LIMITED | Guarantee on Trina China's Facility
Guarantee
Amount outstanding under the facility, guaranteed	$ 599,000,000